Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS II
Entity Central Index Key	0000866256
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002471
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
AssetsNet	$ 24,196,097,482
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 65,848,744
InvestmentCompanyPortfolioTurnover	12.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$24,196,097,482
# of Portfolio Holdings	37
Portfolio Turnover Rate	12.39%
Advisory Fees Paid	$65,848,744

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	1.0%
Real Estate	2.3%
Consumer Staples	3.3%
Materials	5.5%
Communication Services	5.9%
Health Care	8.8%
Financials	9.5%
Consumer Discretionary	12.9%
Industrials	15.9%
Information Technology	34.9%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Alphabet Inc., Class A	5.9%
Applied Materials Inc.	5.9%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.3%
Amazon.com Inc.	4.7%
Advanced Micro Devices Inc.	4.3%
Apple Inc.	4.3%
KLA Corp.	4.1%
Waste Management Inc.	3.3%
Deere & Co.	3.1%

C000102327
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	PRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$32	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[2]
AssetsNet	$ 24,196,097,482
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 65,848,744
InvestmentCompanyPortfolioTurnover	12.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$24,196,097,482
# of Portfolio Holdings	37
Portfolio Turnover Rate	12.39%
Advisory Fees Paid	$65,848,744

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	1.0%
Real Estate	2.3%
Consumer Staples	3.3%
Materials	5.5%
Communication Services	5.9%
Health Care	8.8%
Financials	9.5%
Consumer Discretionary	12.9%
Industrials	15.9%
Information Technology	34.9%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Alphabet Inc., Class A	5.9%
Applied Materials Inc.	5.9%
NVIDIA Corp.	5.8%
Microsoft Corp.	5.3%
Amazon.com Inc.	4.7%
Advanced Micro Devices Inc.	4.3%
Apple Inc.	4.3%
KLA Corp.	4.1%
Waste Management Inc.	3.3%
Deere & Co.	3.1%

C000255731
Shareholder Report [Line Items]
Fund Name	Parnassus Core Select ETF
Trading Symbol	PRCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Core Select ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Core Select ETF	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[3]
AssetsNet	$ 160,982,789
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 378,970
InvestmentCompanyPortfolioTurnover	14.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$160,982,789
# of Portfolio Holdings	25
Portfolio Turnover Rate	14.59%
Advisory Fees Paid	$378,970

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.3%
Real Estate	1.9%
Materials	5.3%
Communication Services	8.4%
Health Care	9.6%
Financials	10.2%
Consumer Discretionary	14.9%
Industrials	16.5%
Information Technology	32.9%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Applied Materials Inc.	12.4%
Alphabet Inc., Class A	8.4%
Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Amazon.com Inc.	6.1%
Danaher Corp.	5.1%
Deere & Co.	4.3%
Waste Management Inc.	3.8%
Apple Inc.	3.5%
Linde plc	3.2%

C000255732
Shareholder Report [Line Items]
Fund Name	Parnassus Value Select ETF
Trading Symbol	PRVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus Value Select ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Value Select ETF	$32	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[4]
AssetsNet	$ 25,304,633
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 54,855
InvestmentCompanyPortfolioTurnover	11.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$25,304,633
# of Portfolio Holdings	27
Portfolio Turnover Rate	11.65%
Advisory Fees Paid	$54,855

Holdings [Text Block]

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.3%
Real Estate	3.5%
Materials	3.5%
Utilities	5.9%
Consumer Staples	6.4%
Consumer Discretionary	8.6%
Communication Services	9.8%
Industrials	10.4%
Health Care	13.2%
Financials	16.6%
Information Technology	21.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Table Summary
Amazon.com Inc.	6.2%
Alphabet Inc., Class A	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.7%
Micron Technology Inc.	5.0%
Microsoft Corp.	4.9%
AstraZeneca plc	4.8%
Applied Materials Inc.	4.6%
Cummins Inc.	3.9%
JPMorgan Chase & Co.	3.9%
Verizon Communications Inc.	3.8%

[1]	Annualized, except certain non-recurring expenses.
[2]	Annualized, except certain non-recurring expenses.
[3]	Annualized.
[4]	Annualized.